The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Marsico Flexible Capital Fund (now known as Columbia Large Cap Growth Fund IV) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2015 (Accession No. 0001193125-15-383077), which is incorporated herein by reference.